Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
10.	Related party balances and transactions

Nature of relationships with related parties

Name	Relationship
Starlux Limited	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”)	A wholly owned subsidiary of Starlux Limited
Green IPO Limited	A wholly owned subsidiary of Lingxpert and it is no longer a related party in 2025.
YHY Holdings Limited	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited	A company under the control of Mr. Jordan Lee

Amount due to related parties consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Due to ultimate controlling shareholders	11,558,995	971,214	124,782
Total	11,558,995	971,214	124,782

The amounts due to the related parties are unsecured, interest free with no specific repayment terms. The amount is of non-trade nature.

The related party balances included in accounts payable:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Lingxpert	16,568	—	—
Total	16,568	—	—

The Company have the following significant related party transaction as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Other income – administrative service fee from:
Lingxpert	84,000	84,000	84,000	10,792
Green IPO Limited	45,000	66,000	—	—
Ren Restaurants Limited	240,000	240,000	100,000	12,848
Total administrative service fee from related parties	369,000	390,000	184,000	23,640

Translation cost to Lingxpert	4,272,333	3,261,056	3,853,053	495,041

Flim cost to Green IPO Limited	200,000	200,000	—	—

Remuneration to senior management, included in selling and marketing, and general administrative expenses, for the years ended December 31, 2023, 2024 and 2025 were:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Salaries and other short term employee benefits	5,570,189	6,712,435	16,215,671	2,083,393
Payments to defined contribution pension schemes	60,000	72,000	78,000	10,021
Total	5,630,189	6,784,435	16,293,671	2,093,414